Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Accounts payable and other	$ 9,082	$ 12,518	$ 11,057
Current income tax liability	2,558	126	0
Deferred income tax liability	16	33	73
Derivative instruments (note 12)	0	416	423
Lease obligations	3,449	2,668	2,866
Cash collateral and amounts held in escrow	4,964	4,996	5,566
Cash reserves on structured receivable program	275,946	290,666	199,804
Other liabilities	$ 296,015	$ 311,423	$ 219,789